Risk Management (Details) - Schedule of Modified Loans - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Modified Loans [Line Items]
Book value, assets	$ 714,397	$ 596,720
Gross balance
Schedule of Modified Loans [Line Items]
Book value, assets	40,932,880	41,323,844
Impairment on debt financial instruments
Schedule of Modified Loans [Line Items]
Book value, assets	(1,222,458)	(1,192,690)
Credit Risk | Gross balance
Schedule of Modified Loans [Line Items]
Book value, assets	15,620,750	15,765,677
Credit Risk | Impairment on debt financial instruments
Schedule of Modified Loans [Line Items]
Book value, assets	(1,254,584)	(1,211,079)
Stage 1 | Gross balance
Schedule of Modified Loans [Line Items]
Book value, assets	34,135,207	34,954,120
Stage 1 | Impairment on debt financial instruments
Schedule of Modified Loans [Line Items]
Book value, assets	(136,435)	(142,333)
Stage 2 | Gross balance
Schedule of Modified Loans [Line Items]
Book value, assets	4,182,295	3,964,904
Stage 2 | Impairment on debt financial instruments
Schedule of Modified Loans [Line Items]
Book value, assets	(236,552)	(220,095)
Stage 3 | Gross balance
Schedule of Modified Loans [Line Items]
Book value, assets	2,615,378	2,404,820
Stage 3 | Impairment on debt financial instruments
Schedule of Modified Loans [Line Items]
Book value, assets	(849,471)	(830,262)
Collective | Credit Risk
Schedule of Modified Loans [Line Items]
Modified loans	$ 2,130,268	$ 2,050,268
Percentage	5.20%	4.96%
Modified loans	$ 455,295	$ 455,599
Percentage	37.24%	38.20%
Collective | Credit Risk | Gross balance
Schedule of Modified Loans [Line Items]
Book value, assets	$ 40,932,880	$ 41,323,844
Collective | Credit Risk | Impairment on debt financial instruments
Schedule of Modified Loans [Line Items]
Book value, assets	(1,222,458)	(1,192,690)
Collective | Stage 1 | Credit Risk
Schedule of Modified Loans [Line Items]
Modified loans	$ 0	$ 0
Percentage	0.00%	0.00%
Modified loans
Percentage	0.00%	0.00%
Collective | Stage 1 | Credit Risk | Gross balance
Schedule of Modified Loans [Line Items]
Book value, assets	$ 34,135,207	$ 34,954,120
Collective | Stage 1 | Credit Risk | Impairment on debt financial instruments
Schedule of Modified Loans [Line Items]
Book value, assets	(136,435)	(142,333)
Collective | Stage 2 | Credit Risk
Schedule of Modified Loans [Line Items]
Modified loans	$ 863,495	$ 814,092
Percentage	20.65%	20.53%
Modified loans	$ 55,768	$ 52,474
Percentage	23.58%	23.84%
Collective | Stage 2 | Credit Risk | Gross balance
Schedule of Modified Loans [Line Items]
Book value, assets	$ 4,182,295	$ 3,964,904
Collective | Stage 2 | Credit Risk | Impairment on debt financial instruments
Schedule of Modified Loans [Line Items]
Book value, assets	(236,552)	(220,095)
Collective | Stage 3 | Credit Risk
Schedule of Modified Loans [Line Items]
Modified loans	$ 1,266,773	$ 1,236,176
Percentage	48.44%	51.40%
Modified loans	$ 399,527	$ 403,125
Percentage	47.03%	48.55%
Collective | Stage 3 | Credit Risk | Gross balance
Schedule of Modified Loans [Line Items]
Book value, assets	$ 2,615,378	$ 2,404,820
Collective | Stage 3 | Credit Risk | Impairment on debt financial instruments
Schedule of Modified Loans [Line Items]
Book value, assets	$ (849,471)	$ (830,262)